Investments (Changes In Allowance For Credit Losses On AFS) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Line Items]
Balance as of beginning-of-period	$ 19.0
Balance as of end-of-period	22.0	$ 19.0
Fixed maturity securities [Member]
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Line Items]
Balance as of beginning-of-period	19.0	13.0
Additions for securities for which credit losses were not previously recognized	8.0	9.0	$ 45.0
Additions (reductions) for securities for which credit losses were previously recognized	9.0	5.0	(2.0)
Reductions for securities disposed	(2.0)	(2.0)	(17.0)
Reductions for securities charged-off	(12.0)	(6.0)	(13.0)
Balance as of end-of-period	22.0	19.0	13.0
Accrued interest receivable on fixed maturity AFS securities	1,100.0	972.0	1,000.0
Fixed maturity securities [Member] | Corporate bonds
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Line Items]
Balance as of beginning-of-period	17.0	12.0
Additions for securities for which credit losses were not previously recognized	4.0	8.0	43.0
Additions (reductions) for securities for which credit losses were previously recognized	2.0	5.0	(1.0)
Reductions for securities disposed	(2.0)	(2.0)	(17.0)
Reductions for securities charged-off	(12.0)	(6.0)	(13.0)
Balance as of end-of-period	9.0	17.0	12.0
Fixed maturity securities [Member] | RMBS
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Line Items]
Balance as of beginning-of-period	1.0	1.0
Additions for securities for which credit losses were not previously recognized	3.0		1.0
Additions (reductions) for securities for which credit losses were previously recognized	3.0
Balance as of end-of-period	7.0	1.0	1.0
Fixed maturity securities [Member] | ABS [Member]
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Line Items]
Balance as of end-of-period	5.0
Fixed maturity securities [Member] | Hybrid and redeemable preferred securities
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Line Items]
Balance as of beginning-of-period	1.0
Additions for securities for which credit losses were not previously recognized	1.0	1.0	1.0
Additions (reductions) for securities for which credit losses were previously recognized	4.0		$ (1.0)
Balance as of end-of-period	$ 6.0	$ 1.0